Other Revenues (Expenses) (Details) - Schedule of other revenues expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other revenues:
Chartered flights revenue	$ 372	$ 1,428	$ 903
Other revenues	372	1,428	903
Other expenses:
Aircraft operational cost	(1,260)	(1,574)	(1,095)
Aircraft depreciation expense (note 13)	(632)	(595)	(491)
Loss on disposal of property, premises and equipment		(26)
Other expenses	$ (1,892)	$ (2,195)	$ (1,586)